Debentures - Summary of Detailed Information About Debentures Issued (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 BRL (R$) Unit	Dec. 31, 2019 BRL (R$) Unit	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Quantity | Unit	800,000	800,000
Book value	R$ 844,361,000	R$ 835,230,000	R$ 406,538,000
Debenture One [member]
Disclosure of detailed information about borrowings [line items]
Quantity | Unit	400,000	400,000
Annual rate	108.00%	1080.00%
Issuance date	9/28/2018	9/28/2018
Maturity date	9/28/2020	9/28/2020
Unit value at issuance	R$ 1,000.00	R$ 1,000.00
it value at period-end	1,093.87	1,082.01
Book value	R$ 438,010,000	R$ 433,262,000
Debenture Two [member]
Disclosure of detailed information about borrowings [line items]
Quantity | Unit	400,000	400,000
Annual rate	107.50%	1075.00%
Issuance date	5/15/2019	5/15/2019
Maturity date	5/15/2022	5/15/2022
Unit value at issuance	R$ 1,000.00	R$ 1,000.00
it value at period-end	1,016.83	1,005.88
Book value	R$ 406,351,000	R$ 401,968,000